Investments and Derivative Instruments (Available-for-Sale Securities) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Available-for-Sale Securities
Cost or Amortized Cost	$ 27,550	[1]	$ 46,161	[1]
Gross Unrealized Gains	1,562	[1]	4,486	[1]
Gross Unrealized Losses	(576)	[1]	(823)	[1]
Fair Value	28,535	[1]	49,804	[1]
Non-Credit OTTI	(14)	[1],[2]	(62)	[1],[2]
Total fixed maturities, AFS	27,188		45,753
Equity securities, AFS	362		408
ABS [Member]
Available-for-Sale Securities
Cost or Amortized Cost	1,172		1,807
Gross Unrealized Gains	13		38
Gross Unrealized Losses	(56)		(172)
Fair Value	1,129		1,673
Non-Credit OTTI	(2)	[2]	(4)	[2]
Collateralized Debt Obligations [Member]
Available-for-Sale Securities
Cost or Amortized Cost	1,392	[3]	2,236	[3]
Gross Unrealized Gains	98	[3]	61	[3]
Gross Unrealized Losses	(41)	[3]	(117)	[3]
Fair Value	1,448	[3]	2,160	[3]
Non-Credit OTTI	0	[2],[3]	(4)	[2],[3]
CMBS [Member]
Available-for-Sale Securities
Cost or Amortized Cost	2,275		3,757
Gross Unrealized Gains	106		262
Gross Unrealized Losses	(34)		(107)
Fair Value	2,347		3,912
Non-Credit OTTI	(3)	[2]	(7)	[2]
Corporate [Member]
Available-for-Sale Securities
Cost or Amortized Cost	15,913	[3]	27,774	[3]
Gross Unrealized Gains	1,196	[3]	3,426	[3]
Gross Unrealized Losses	(192)	[3]	(221)	[3]
Fair Value	16,917	[3]	30,979	[3]
Non-Credit OTTI	(6)	[2],[3]	(19)	[2],[3]
Foreign Government Debt Securities [Member]
Available-for-Sale Securities
Cost or Amortized Cost	1,267		1,369
Gross Unrealized Gains	27		120
Gross Unrealized Losses	(117)		(29)
Fair Value	1,177		1,460
Non-Credit OTTI	0	[2]	0	[2]
Municipal [Member]
Available-for-Sale Securities
Cost or Amortized Cost	988		1,808
Gross Unrealized Gains	26		204
Gross Unrealized Losses	(49)		(14)
Fair Value	965		1,998
Non-Credit OTTI	0	[2]	0	[2]
RMBS [Member]
Available-for-Sale Securities
Cost or Amortized Cost	2,419		4,590
Gross Unrealized Gains	60		196
Gross Unrealized Losses	(48)		(115)
Fair Value	2,431		4,671
Non-Credit OTTI	(3)	[2]	(28)	[2]
U.S. Treasuries [Member]
Available-for-Sale Securities
Cost or Amortized Cost	1,762		2,412
Gross Unrealized Gains	1		151
Gross Unrealized Losses	(14)		(12)
Fair Value	1,749		2,551
Non-Credit OTTI	0	[2]	0	[2]
Fixed maturities, AFS [Member]
Available-for-Sale Securities
Gross Unrealized Gains	1,527		4,458
Gross Unrealized Losses	(551)		(787)
Fair Value	28,163		49,404
Non-Credit OTTI	(14)	[2]	(62)	[2]
Equity Securities, AFS [Member]
Available-for-Sale Securities
Gross Unrealized Gains	35		28
Gross Unrealized Losses	(25)		(36)
Fair Value	372		400
Non-Credit OTTI	$ 0	[2]	$ 0	[2]

[1]	Includes fixed maturities, AFS and equity securities, AFS relating to the sales of the Retirement Plans and Individual Life businesses; see Note 2 - Business Dispositions of Notes to Consolidated Financial Statements for further discussion of these transactions.
[2]	Represents the amount of cumulative non-credit OTTI losses recognized in OCI on securities that also had credit impairments. These losses are included in gross unrealized losses as of December 31, 2013 and 2012.
[3]	Gross unrealized gains (losses) exclude the fair value of bifurcated embedded derivative features of certain securities. Subsequent changes in value will be recorded in net realized capital gains (losses).